Document And Entity Information	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	Petco Health and Wellness Company, Inc.
Entity Central Index Key	0001826470
Entity Emerging Growth Company	false
Entity File Number	001-39878
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1005932
Entity Address, Address Line One	10850 Via Frontera
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(858)
Local Phone Number	453-7845
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	WOOF
Security Exchange Name	NASDAQ